UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10221

                             AllianceBernstein Trust
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, New York
                 10105 (Address of principal executive offices)
                                   (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2004

                    Date of reporting period: August 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
August 31, 2004  (unaudited)

Company                                                  Shares            Value
--------------------------------------------------------------------------------

COMMON STOCKS-97.5%

Financial-33.3%
Banks - NYC-7.2%
Citigroup, Inc.                                         837,100    $  38,992,118
J. P. Morgan Chase & Co.                                677,156       26,801,834
                                                                   -------------
                                                                      65,793,952
                                                                   -------------

Finance - Personal Loans-0.5%
Capital One Financial Corp.                              12,900          874,104
Countrywide Credit Industries, Inc.                     111,198        3,953,089
                                                                   -------------
                                                                       4,827,193
                                                                   -------------

Life Insurance-2.2%
Genworth Financial, Inc. Cl.A                           212,000        4,818,760
Jefferson-Pilot Corp.                                    28,694        1,374,443
Manulife Financial Corp. (Canada)                       161,793        6,703,084
MetLife, Inc.                                           159,100        5,926,475
Torchmark Corp.                                          23,900        1,230,372
                                                                   -------------
                                                                      20,053,134
                                                                   -------------

Major Regional Banks-11.3%
Bank of America Corp.                                   832,976       37,467,260
Comerica, Inc.                                          106,700        6,418,005
Huntington Bancshares, Inc.                              49,400        1,218,698
KeyCorp                                                 177,000        5,548,950
National City Corp.                                     214,200        8,094,618
PNC Financial Services Group                            109,100        5,855,397
SunTrust Banks, Inc.                                    100,000        6,810,000
U.S. Bancorp                                            360,500       10,634,750
Wachovia Corp.                                          278,200       13,050,362
Wells Fargo & Co.                                       125,800        7,390,750
                                                                   -------------
                                                                     102,488,790
                                                                   -------------

Multi-Line Insurance-1.1%
American International Group, Inc.                       58,300        4,153,292
The Hartford Financial Services Group, Inc.             102,400        6,262,784
                                                                   -------------
                                                                      10,416,076
                                                                   -------------

Property / Casualty Insurance-3.3%
ACE, Ltd. (Bermuda)                                      46,500        1,792,575
Allstate Corp.                                          198,000        9,347,580
Chubb Corp.                                              78,900        5,365,989
PartnerRe, Ltd.                                          24,500        1,257,585
RenaissanceRe Holdings, Ltd.                             31,800        1,530,216


                                       1            ALLIANCEBERNSTEIN VALUE FUND

Company                                                  Shares            Value
--------------------------------------------------------------------------------

The St. Paul Companies, Inc.                            186,485        6,469,165
XL Capital, Ltd. Cl.A                                    58,100        4,078,620
                                                                   -------------
                                                                      29,841,730
                                                                   -------------

Savings & Loan-3.6%
Astoria Financial Corp.                                 109,200        3,968,328
Federal Home Loan Mortgage Corp.                        160,400       10,766,048
Federal National Mortgage Assn                           62,500        4,653,125
Golden West Financial Corp.                              35,700        3,863,811
Washington Mutual, Inc.                                 244,650        9,499,760
                                                                   -------------
                                                                      32,751,072
                                                                   -------------

Miscellaneous-4.1%
Goldman Sachs Group, Inc.                                82,900        7,431,985
Lehman Brothers Holdings, Inc.                           93,300        6,893,937
MBIA, Inc.                                               45,800        2,622,966
Merrill Lynch & Co., Inc.                               144,400        7,374,508
MGIC Investment Corp.                                    81,200        5,543,524
Morgan Stanley                                          144,700        7,340,631
                                                                   -------------
                                                                      37,207,551
                                                                   -------------
                                                                     303,379,498
                                                                   -------------

Capital Equipment-11.0%
Aerospace & Defense-1.5%
General Dynamics Corp.                                   28,700        2,802,268
Goodrich Corp.                                          157,900        5,014,904
The Boeing Co.                                          113,000        5,900,860
                                                                   -------------
                                                                      13,718,032
                                                                   -------------

Auto & Truck Parts-0.7%
Eaton Corp.                                             102,000        6,155,700
                                                                   -------------

Electrical Equipment-6.9%
Cooper Industries, Ltd. Cl.A                             67,600        3,732,872
General Electric Co.                                  1,445,000       47,381,550
Honeywell International, Inc.                           256,400        9,225,272
Hubbell, Inc. Cl.B                                       57,000        2,459,550
                                                                   -------------
                                                                      62,799,244
                                                                   -------------

Miscellaneous Capital Goods-1.9%
Parker-Hannifin Corp.                                    99,800        5,426,126
Textron, Inc.                                           107,100        6,799,779
Tyco International, Ltd. (Bermuda)                      176,500        5,527,980
                                                                   -------------
                                                                      17,753,885
                                                                   -------------
                                                                     100,426,861
                                                                   -------------

Energy-10.6%
Gas Pipelines-0.2%
El Paso Corp.                                           161,515        1,321,193
                                                                   -------------


                                       2            ALLIANCEBERNSTEIN VALUE FUND

Company                                                  Shares            Value
--------------------------------------------------------------------------------

Oils - Integrated Domestic-3.3%
Ashland, Inc.                                            81,600        4,196,688
ConocoPhillips                                          164,320       12,230,337
Marathon Oil Corp.                                      163,100        5,915,637
Occidental Petroleum Corp.                              144,300        7,453,095
                                                                   -------------
                                                                      29,795,757
                                                                   -------------

Oils - Integrated International-7.1%
BP Plc (ADR)(United Kingdom)                             69,600        3,737,520
ChevronTexaco Corp.                                     219,410       21,392,475
Exxon Mobil Corp.                                       865,000       39,876,500
                                                                   -------------
                                                                      65,006,495
                                                                   -------------
                                                                      96,123,445
                                                                   -------------

Utilities-8.7%
Electric Companies-5.0%
Alliant Energy Corp.                                    104,100        2,705,559
American Electric Power Co., Inc.                       180,700        5,914,311
CMS Energy Corp.(a)                                     228,200        2,190,720
Constellation Energy Group, Inc.                        106,550        4,379,205
Edison International                                     32,100          862,848
Entergy Corp.                                            94,600        5,704,380
Exelon Corp.                                             79,600        2,933,260
FirstEnergy Corp.                                       148,400        5,971,616
Northeast Utilities                                     188,675        3,616,900
PPL Corp.                                                99,725        4,769,846
Sempra Energy                                           128,600        4,648,890
Wisconsin Energy Corp.                                   10,500          343,875
Xcel Energy, Inc.                                        88,300        1,558,495
                                                                   -------------
                                                                      45,599,905
                                                                   -------------

Telephone-3.7%
BellSouth Corp.                                         130,200        3,484,152
Qwest Communications International, Inc.(a)             494,800        1,429,972
SBC Communications, Inc.                                343,900        8,869,181
Sprint Corp.                                            561,200       11,044,416
Verizon Communications, Inc.                            235,000        9,223,750
                                                                   -------------
                                                                      34,051,471
                                                                   -------------
                                                                      79,651,376
                                                                   -------------

Consumer Cyclicals-7.3%
Apparel Manufacturing-0.9%
Jones Apparel Group, Inc.                               138,800        4,953,772
V. F. Corp.                                              70,000        3,453,800
                                                                   -------------
                                                                       8,407,572
                                                                   -------------

Autos & Auto Parts-2.6%
American Axle & Manufacturing Holdings, Inc.             72,200        2,446,858
Autoliv, Inc.                                           111,900        4,727,775
BorgWarner, Inc.                                         60,400        2,702,296


                                       3            ALLIANCEBERNSTEIN VALUE FUND

Company                                                  Shares            Value
--------------------------------------------------------------------------------

Dana Corp.                                              120,500        2,273,835
General Motors Corp.                                    107,500        4,440,825
Lear Corp.                                               68,200        3,674,616
Magna International, Inc. Cl.A                           49,000        3,649,520
                                                                   -------------
                                                                      23,915,725
                                                                   -------------

Home Furnishings-0.3%
Mohawk Industries, Inc.(a)                               30,000        2,307,600
                                                                   -------------

Household - Appliances/Durables-0.4%
Whirlpool Corp.                                          58,800        3,595,032
                                                                   -------------

Retailers-2.9%
Federated Department Stores, Inc.                       117,500        5,099,500
Limited Brands                                          289,200        5,807,136
May Department Stores Co.                               173,400        4,250,034
Nordstrom, Inc.                                          42,250        1,568,742
Office Depot, Inc.(a)                                   275,200        4,405,952
Saks, Inc.                                              211,000        2,506,680
Sears, Roebuck & Co.                                     36,700        1,404,876
The Home Depot, Inc.                                     43,900        1,604,984
                                                                   -------------
                                                                      26,647,904
                                                                   -------------

Tires & Rubber Goods-0.2%
Cooper Tire & Rubber Co.                                 62,700        1,419,528
                                                                   -------------
                                                                      66,293,361
                                                                   -------------

Technology-6.8%
Communication - Equip. Mfrs.-1.8%
ADC Telecommunications, Inc.(a)                         918,100        1,964,734
Corning, Inc.(a)                                        383,150        3,877,478
Lucent Technologies, Inc.(a)                            682,900        2,137,477
Nortel Networks Corp.(a)                                911,200        3,426,112
Tellabs, Inc.(a)                                        545,700        4,949,499
                                                                   -------------
                                                                      16,355,300
                                                                   -------------

Computer/Instrumentation-0.4%
Flextronics International, Ltd. (Singapore)(a)          286,500        3,555,465
                                                                   -------------

Computer Services/Software-0.9%
Electronic Data Systems Corp.                           230,500        4,430,210
Microsoft Corp.                                         130,000        3,549,000
                                                                   -------------
                                                                       7,979,210
                                                                   -------------

Computers-1.7%
Hewlett-Packard Co.                                     675,600       12,086,484
International Business Machines Corp.                    38,100        3,226,689
Quantum Corp.(a)                                         50,400          118,440
                                                                   -------------
                                                                      15,431,613
                                                                   -------------


                                       4            ALLIANCEBERNSTEIN VALUE FUND

Company                                                  Shares            Value
--------------------------------------------------------------------------------

Miscellaneous Industrial Technology-1.7%
Arrow Electronics, Inc.(a)                              165,725        3,586,289
Avnet, Inc.(a)                                           95,650        1,518,922
Ingram Micro, Inc. Cl.A(a)                              164,000        2,430,480
Sanmina-SCI Corp.(a)                                    260,600        1,803,352
Solectron Corp.(a)                                      766,187        3,953,525
Tech Data Corp.(a)                                       62,600        2,357,516
                                                                   -------------
                                                                      15,650,084
                                                                   -------------

Semiconductors-0.3%
Vishay Intertechnology, Inc.(a)                         208,800        2,662,200
                                                                   -------------
                                                                      61,633,872
                                                                   -------------

Consumer Staples-6.3%
Foods-0.5%
Tyson Foods, Inc. Cl.A                                  297,500        4,902,800
                                                                   -------------

Restaurants-1.1%
Darden Restaurants, Inc.                                 36,700          771,067
McDonald's Corp.                                        356,600        9,635,332
                                                                   -------------
                                                                      10,406,399
                                                                   -------------

Retail - Food-1.4%
Albertson's, Inc.                                       190,600        4,684,948
Safeway, Inc.(a)                                        176,500        3,565,300
SUPERVALU, Inc.                                          35,600          938,416
The Kroger Co.(a)                                       189,300        3,129,129
                                                                   -------------
                                                                      12,317,793
                                                                   -------------

Soaps & Household Chemicals-0.3%
Unilever NV (Netherlands)                                40,200        2,414,412
                                                                   -------------

Sugar Refiners-0.2%
Archer-Daniels-Midland Co.                               95,375        1,523,139
                                                                   -------------

Tobacco-2.8%
Altria Group, Inc.                                      405,900       19,868,805
UST, Inc.                                               149,800        6,009,976
                                                                   -------------
                                                                      25,878,781
                                                                   -------------
                                                                      57,443,324
                                                                   -------------

Consumer Growth-5.8%
Drugs-2.6%
AstraZeneca Plc (ADR)(United Kingdom)                    83,550        3,887,582
Bristol-Myers Squibb Co.                                153,400        3,640,182
GlaxoSmithKline Plc (ADR)(United Kingdom)               111,000        4,566,540
Merck & Co., Inc.                                       232,700       10,464,519
Sanofi-Aventis (ADR)(France)                             17,700          630,120
Wyeth                                                     6,600          241,362
                                                                   -------------
                                                                      23,430,305
                                                                   -------------


                                       5            ALLIANCEBERNSTEIN VALUE FUND

Company                                                  Shares            Value
--------------------------------------------------------------------------------

Entertainment-1.2%
Time Warner, Inc.(a)                                    506,400        8,279,640
Viacom, Inc. Cl.B                                        42,700        1,422,337
Walt Disney Co.                                          52,000        1,167,400
                                                                   -------------
                                                                      10,869,377
                                                                   -------------

Publishing-0.6%
R. R. Donnelly & Sons Co.                               180,000        5,531,400
                                                                   -------------

Radio - TV Broadcasting-1.1%
Comcast Corp. Cl.A(a)                                   357,000       10,056,690
                                                                   -------------

Miscellaneous-0.3%
Cendant Corp.                                           113,100        2,446,353
                                                                   -------------
                                                                      52,334,125
                                                                   -------------

Industrial Commodities-5.3%
Aluminum-1.0%
Alcan, Inc. (Canada)                                     92,100        3,988,851
Alcoa, Inc.                                             145,450        4,709,671
                                                                   -------------
                                                                       8,698,522
                                                                   -------------

Chemicals-0.8%
Dow Chemical Co.                                         23,400        1,001,754
E. I. du Pont de Nemours & Co.                           41,200        1,741,112
Eastman Chemical Co.                                    105,300        4,899,609
                                                                   -------------
                                                                       7,642,475
                                                                   -------------

Containers-0.0%
Owens-Illinois, Inc.(a)                                  19,300          309,765
                                                                   -------------

Fertilizers-0.2%
Monsanto Co.                                             38,600        1,412,760
                                                                   -------------

Paper-2.4%
Georgia-Pacific Corp.                                   190,300        6,466,394
Meadwestvaco Corp.                                      168,100        5,068,215
Smurfit-Stone Container Corp.(a)                        293,700        5,210,238
Temple-Inland, Inc.                                      74,500        5,086,860
                                                                   -------------
                                                                      21,831,707
                                                                   -------------

Steel-0.9%
United States Steel Corp.                               162,900        6,012,639
Worthington Industries, Inc.                            108,750        2,213,063
                                                                   -------------
                                                                       8,225,702
                                                                   -------------
                                                                      48,120,931
                                                                   -------------


                                       6            ALLIANCEBERNSTEIN VALUE FUND

Company                                                  Shares            Value
--------------------------------------------------------------------------------

Services-1.6%
Railroads-1.6%
Burlington Northern Santa Fe Corp.                      152,425        5,456,815
CSX Corp.                                               127,000        4,010,660
Norfolk Southern Corp.                                  185,000        5,254,000
                                                                   -------------
                                                                      14,721,475
                                                                   -------------

Non-Financial-0.8%
Building Materials - Cement-0.8%
Martin Marietta Materials, Inc.                          64,175        2,887,233
Vulcan Materials Co.                                     97,100        4,628,757
                                                                   -------------
                                                                       7,515,990
                                                                   -------------

Total Common Stocks
(cost $764,506,392)                                                  887,644,258
                                                                   -------------

                                                      Principal
                                                         Amount
                                                          (000)

SHORT-TERM INVESTMENT-2.3%

Time Deposit-2.3%
State Street Euro Dollar
0.85%, 9/01/04
(cost $21,403,000)                                    $  21,403       21,403,000
                                                                   -------------

Total Investments-99.8%
(cost $785,909,392)                                                  909,047,258
Other assets less liabilities-0.2%                                     1,770,951
                                                                   -------------
Net Assets-100%                                                    $ 910,818,209
                                                                   -------------


(a)   Non-income producing security.

      Glossary:

      ADR-American Depositary Receipt.


                                       7            ALLIANCEBERNSTEIN VALUE FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Trust

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: October 28, 2004

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: October 28, 2004